Bank Borrowings (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Debt Disclosure [Abstract]
Interest expense	$ 19,375	$ 151,282	$ 201,624
Weighted average annual interest rate	3.30%	3.30%	3.40%